Derivatives - Fair value hedges - Hedging instrument by hedged risk (Details) £ in Millions	12 Months Ended
	Dec. 31, 2024 GBP (£)	Dec. 31, 2023 GBP (£)
Disclosure of detailed information about hedging instruments [line items]
Nominal amount	90,604	76,879
Carrying amount, assets	£ 1,387	£ 918
Carrying amount, liabilities	£ 1,269	£ 1,133
Fair value hedges
Disclosure of detailed information about hedging instruments [line items]
Nominal amount	34,493	32,750
Carrying amount, assets	£ 1,196	£ 849
Carrying amount, liabilities	(1,249)	(1,078)
Change in fair value	£ 208	£ (359)
Interest rate
Disclosure of detailed information about hedging instruments [line items]
Nominal amount	88,154	75,080
Carrying amount, assets	£ 1,223	£ 856
Carrying amount, liabilities	£ 1,254	£ 1,116
Derivatives | Interest rate | Fair value hedges
Disclosure of detailed information about hedging instruments [line items]
Nominal amount	34,493	32,750
Carrying amount, assets	£ 1,196	£ 849
Carrying amount, liabilities	(1,249)	(1,078)
Change in fair value	£ 208	£ (359)